Nissan Auto Receivables 15-B	Exhibit 99.1

Nissan Auto Receivables 2015-B

Collection Period	30-Nov-17	30/360 Days	30	Collection Period Start	1-Nov-17
Distribution Date	15-Dec-17	Actual/360 Days	30	Collection Period End	30-Nov-17
				Prior Month Settlement Date	15-Nov-17
				Current Month Settlement Date	15-Dec-17

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,424,589,987.18	487,329,538.66	463,605,497.00	0.341639
Yield Supplement Overcollaterization		67,584,220.84	14,412,184.88	13,386,192.73
Total Adjusted Portfolio		1,357,005,766.34	472,917,353.78	450,219,304.27
Total Adjusted Securities		1,357,005,766.34	472,917,353.78	450,219,304.27	0.331774
Class A-1 Notes	0.38000%	270,000,000.00	0.00	0.00	0.000000
Class A-2a Notes	0.83000%	200,000,000.00	0.00	0.00	0.000000
Class A-2b Notes	1.53028%	290,000,000.00	0.00	0.00	0.000000
Class A-3 Notes	1.34000%	410,000,000.00	285,911,587.44	263,213,537.93	0.641984
Class A-4 Notes	1.79000%	132,710,000.00	132,710,000.00	132,710,000.00	1.000000
Certificates	0.00000%	54,295,766.34	54,295,766.34	54,295,766.34	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	—	—
Class A-2a Notes	0.00	0.00	—	—
Class A-2b Notes	0.00	0.00	—	—
Class A-3 Notes	22,698,049.51	319,267.94	55.3610964	0.7787023
Class A-4 Notes	0.00	197,959.08	—	1.4916666
Certificates	0.00	0.00	—	—

Total Securities	22,698,049.51	517,227.02

I. COLLECTIONS

Interest:
Interest Collections	923,913.72
Repurchased Loan Proceeds Related to Interest	0.00

Total Interest Collections	923,913.72

Principal:
Principal Collections	23,429,257.30
Repurchased Loan Proceeds Related to Principal	0.00

Total Principal Collections	23,429,257.30

Recoveries of Defaulted Receivables	193,266.93
Servicer Advances	5,982.34

Total Collections	24,552,420.29

II. COLLATERAL POOL BALANCE DATA
	Number	Amount
Adjusted Pool Balance—Beginning of Period	42,263	472,917,353.78
Total Principal Payment		22,698,049.51

	41,448	450,219,304.27

Nissan Auto Receivables 15-B	Exhibit 99.1

III. DISTRIBUTIONS

Total Collections	24,552,420.29
Reserve Account Draw	0.00
Total Available for Distribution	24,552,420.29

1. Reimbursement of Advance	0.00

2. Servicing Fee:
Servicing Fee Due	406,107.95
Servicing Fee Paid	406,107.95
Servicing Fee Shortfall	0.00

3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	0.00

Class A-1 Notes Monthly Interest Paid	0.00
Change in Class A-1 Notes Interest Carryover Shortfall	0.00

Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest Distributable Amount	0.00

Class A-2a Notes Monthly Interest Paid	0.00
Change in Class A-2a Notes Interest Carryover Shortfall	0.00

Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest Distributable Amount	0.00

Class A-2b Notes Monthly Interest Paid	0.00
Change in Class A-2b Notes Interest Carryover Shortfall	0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	319,267.94

Class A-3 Notes Monthly Interest Paid	319,267.94
Change in Class A-3 Notes Interest Carryover Shortfall	0.00

Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	197,959.08

Class A-4 Notes Monthly Interest Paid	197,959.08
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Nissan Auto Receivables 15-B	Exhibit 99.1

Total Note Monthly Interest
Total Note Monthly Interest Due		517,227.02
Total Note Monthly Interest Paid		517,227.02
Total Note Interest Carryover Shortfall		0.00
Change in Total Note Interest Carryover Shortfall		0.00

Total Available for Principal Distribution		23,629,085.32

4. Total Monthly Principal Paid on the Notes		22,698,049.51

Total Noteholders’ Principal Carryover Shortfall		0.00
Total Noteholders’ Principal Distributable Amount		22,698,049.51
Change in Total Noteholders’ Principal Carryover Shortfall		0.00

5. Total Monthly Principal Paid on the Certificates		0.00

Total Certificateholders’ Principal Carryover Shortfall		0.00
Total Certificateholders’ Principal Distributable Amount		0.00
Change in Total Certificateholders’ Principal Carryover Shortfall		0.00

Remaining Available Collections		931,035.81
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Seller		931,035.81

V. RESERVE ACCOUNT

Initial Reserve Account Amount		3,392,514.42
Required Reserve Account Amount		3,392,514.42
Beginning Reserve Account Balance		3,392,514.42
Deposit of Remaining Available Collections		0.00
Ending Reserve Account Balance		3,392,514.42

Required Reserve Account Amount for Next Period		3,392,514.42

VI. POOL STATISTICS

Weighted Average Coupon		2.31%
Weighted Average Remaining Maturity		32.26

	Amount	Number
Principal on Defaulted Receivables	294,784.36	27
Principal Recoveries of Defaulted Receivables	193,266.93

Monthly Net Losses	101,517.43
Pool Balance at Beginning of Collection Period	487,329,538.66

Net Loss Ratio for Third Preceding Collection Period	0.20%
Net Loss Ratio for Second Preceding Collection Period	0.35%
Net Loss Ratio for Preceding Collection Period	0.36%
Net Loss Ratio for Current Collection Period	0.25%
Four-Month Average Net Loss Ratio	0.29%

Cumulative Net Losses for all Periods	7,543,539.82

Nissan Auto Receivables 15-B	Exhibit 99.1

Delinquent Receivables:	Amount	Number	% of Receivables (EOP Balance)
31-60 Days Delinquent	3,132,638.50	229	0.68%
61-90 Days Delinquent	912,610.67	62	0.20%
91-120 Days Delinquent	178,502.47	14	0.04%
More than 120 Days	0.00	0	0.00%

Total 31+ Days Delinquent Receivables:	4,223,751.64	305	0.91%

61+ Days Delinquencies as Percentage of Receivables:
Delinquency Ratio for Third Preceding Collection Period	0.26%	0.19%
Delinquency Ratio for Second Preceding Collection Period	0.23%	0.19%
Delinquency Ratio for Preceding Collection Period	0.20%	0.16%
Delinquency Ratio for Current Collection Period	0.24%	0.18%
Four-Month Average Delinquency Ratio	0.23%	0.18%

VII. STATEMENTS TO NOTEHOLDERS

1. The amount of the currency Swap Payments and the currency Swap Termination Payments, if any, due to the currency Swap Counterparty under the currency Swap Agreement.		NO

2. Has there been a material change in practices with respect to charge-offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

		NO

3. Have there been any material modifications, extensions or waivers to Receivables terms, fees, penalties or payments during the Collection Period?		NO

4. Have there been any material breaches of representations, warranties or covenants contained in the Receivables?		NO

5. Has there been an issuance of notes or other securities backed by the Receivables?		NO

6. Has there been a material change in the underwriting, origination or acquisition of Receivables?		NO